Biological assets - Summary (Details) BRL in Thousands	12 Months Ended
	Dec. 31, 2017 BRL ha m / ha	Dec. 31, 2016 BRL ha m / ha	Dec. 31, 2015 BRL
Changes in biological assets during the year
At the beginning of the year	BRL 4,351,641	BRL 4,114,998
Additions	1,733,733	1,538,029
Harvests in the year (depletion)	(1,472,648)	(1,086,973)
Change in fair value - step up	(326,349)	(212,248)	BRL 184,583
Disposals / provision for disposals	(33,369)	(2,165)
At the end of the year	BRL 4,253,008	BRL 4,351,641	BRL 4,114,998
Harvest cycle (in years)	7 years	7 years
Main inputs considered in estimating the fair value of biological assets
Maximum age of immature forests	2 years
Biological assets
Main inputs considered in estimating the fair value of biological assets
Planted area (hectare) | ha	486,393	469,100
Average annual growth (IMA) - m3/hectare | m / ha	36.3	38.5
Remuneration of own contributory assets (as a percent)	6.00%	5.90%
Discount rate (as a percent)	6.91%	7.18%
Immature biological assets | Biological assets
Main inputs considered in estimating the fair value of biological assets
Planted area (hectare) | ha	188,622	143,336
Maximum age of immature forests	2 years